Segment Reporting (Details) - Schedule of basis of geographical segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	$ 409,742	$ 331,467	$ 324,792
South America [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	284,068	249,983	241,654
Central America [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	72,188	58,082	63,812
North America [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	44,857	12,576	15,202
Europe [Member]
Segment Reporting (Details) - Schedule of basis of geographical segments [Line Items]
Segment revenue	$ 8,629	$ 10,826	$ 4,124